RISK MANAGEMENT (Details 10) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Trading Banking Portfolios Scenario 1 [Member]
IfrsStatementLineItems [Line Items]
Total excluding correlation of risk factors	R$ (60,070)	R$ (70,416)
Trading Banking Portfolios Scenario 2 [Member]
IfrsStatementLineItems [Line Items]
Total excluding correlation of risk factors	(7,221,066)	(4,564,728)
Trading Banking Portfolios Scenario 3 [Member]
IfrsStatementLineItems [Line Items]
Total excluding correlation of risk factors	R$ (13,738,128)	(8,986,872)
Sensitivity Analysis Trading And Banking Portfolio Interest Rate In Reais [Member]
IfrsStatementLineItems [Line Items]
Definition	Exposure subject to variations in fixed interest rates and interest rate coupons
Sensitivity Analysis Trading And Banking Portfolio Interest Rate In Reais [Member] | Trading Banking Portfolios Scenario 1 [Member]
IfrsStatementLineItems [Line Items]
Total excluding correlation of risk factors	R$ (10,217)	(2,113)
Sensitivity Analysis Trading And Banking Portfolio Interest Rate In Reais [Member] | Trading Banking Portfolios Scenario 2 [Member]
IfrsStatementLineItems [Line Items]
Total excluding correlation of risk factors	(4,085,285)	(845,801)
Sensitivity Analysis Trading And Banking Portfolio Interest Rate In Reais [Member] | Trading Banking Portfolios Scenario 3 [Member]
IfrsStatementLineItems [Line Items]
Total excluding correlation of risk factors	R$ (7,975,990)	(1,949,962)
Sensitivity Analysis Trading And Banking Portfolio Price Indexes [Member]
IfrsStatementLineItems [Line Items]
Definition	Exposure subject to variations in price index coupon rates
Sensitivity Analysis Trading And Banking Portfolio Price Indexes [Member] | Trading Banking Portfolios Scenario 1 [Member]
IfrsStatementLineItems [Line Items]
Total excluding correlation of risk factors	R$ (12,890)	(20,461)
Sensitivity Analysis Trading And Banking Portfolio Price Indexes [Member] | Trading Banking Portfolios Scenario 2 [Member]
IfrsStatementLineItems [Line Items]
Total excluding correlation of risk factors	(2,209,541)	(2,347,022)
Sensitivity Analysis Trading And Banking Portfolio Price Indexes [Member] | Trading Banking Portfolios Scenario 3 [Member]
IfrsStatementLineItems [Line Items]
Total excluding correlation of risk factors	R$ (3,908,207)	(4,307,241)
Sensitivity Analysis Trading And Banking Portfolio Exchange Coupon [Member]
IfrsStatementLineItems [Line Items]
Definition	Exposure subject to variations in foreign currency coupon rates
Sensitivity Analysis Trading And Banking Portfolio Exchange Coupon [Member] | Trading Banking Portfolios Scenario 1 [Member]
IfrsStatementLineItems [Line Items]
Total excluding correlation of risk factors	R$ (1,834)	(985)
Sensitivity Analysis Trading And Banking Portfolio Exchange Coupon [Member] | Trading Banking Portfolios Scenario 2 [Member]
IfrsStatementLineItems [Line Items]
Total excluding correlation of risk factors	(262,983)	(112,436)
Sensitivity Analysis Trading And Banking Portfolio Exchange Coupon [Member] | Trading Banking Portfolios Scenario 3 [Member]
IfrsStatementLineItems [Line Items]
Total excluding correlation of risk factors	R$ (507,774)	(216,387)
Sensitivity Analysis Trading And Banking Portfolio Foreign Currency [Member]
IfrsStatementLineItems [Line Items]
Definition	Exposure subject to exchange rate variations
Sensitivity Analysis Trading And Banking Portfolio Foreign Currency [Member] | Trading Banking Portfolios Scenario 1 [Member]
IfrsStatementLineItems [Line Items]
Total excluding correlation of risk factors	R$ (5,335)	(2,212)
Sensitivity Analysis Trading And Banking Portfolio Foreign Currency [Member] | Trading Banking Portfolios Scenario 2 [Member]
IfrsStatementLineItems [Line Items]
Total excluding correlation of risk factors	(133,384)	(55,293)
Sensitivity Analysis Trading And Banking Portfolio Foreign Currency [Member] | Trading Banking Portfolios Scenario 3 [Member]
IfrsStatementLineItems [Line Items]
Total excluding correlation of risk factors	R$ (266,768)	(110,585)
Sensitivity Analysis Trading And Banking Portfolio Equities [Member]
IfrsStatementLineItems [Line Items]
Definition	Exposure subject to variation in stock prices
Sensitivity Analysis Trading And Banking Portfolio Equities [Member] | Trading Banking Portfolios Scenario 1 [Member]
IfrsStatementLineItems [Line Items]
Total excluding correlation of risk factors	R$ (32,045)	(43,432)
Sensitivity Analysis Trading And Banking Portfolio Equities [Member] | Trading Banking Portfolios Scenario 2 [Member]
IfrsStatementLineItems [Line Items]
Total excluding correlation of risk factors	(801,129)	(1,085,794)
Sensitivity Analysis Trading And Banking Portfolio Equities [Member] | Trading Banking Portfolios Scenario 3 [Member]
IfrsStatementLineItems [Line Items]
Total excluding correlation of risk factors	R$ (1,602,258)	(2,171,588)
Sensitivity Analysis Trading And Banking Portfolio Sovereign Eurobonds And Treasuries [Member]
IfrsStatementLineItems [Line Items]
Definition	Exposure subject to variations in the interest rate of securities traded on the international market
Sensitivity Analysis Trading And Banking Portfolio Sovereign Eurobonds And Treasuries [Member] | Trading Banking Portfolios Scenario 1 [Member]
IfrsStatementLineItems [Line Items]
Total excluding correlation of risk factors	R$ 2,296	(1,172)
Sensitivity Analysis Trading And Banking Portfolio Sovereign Eurobonds And Treasuries [Member] | Trading Banking Portfolios Scenario 2 [Member]
IfrsStatementLineItems [Line Items]
Total excluding correlation of risk factors	272,371	(117,366)
Sensitivity Analysis Trading And Banking Portfolio Sovereign Eurobonds And Treasuries [Member] | Trading Banking Portfolios Scenario 3 [Member]
IfrsStatementLineItems [Line Items]
Total excluding correlation of risk factors	R$ 525,099	(229,078)
Sensitivity Analysis Trading And Banking Portfolio Others [Member]
IfrsStatementLineItems [Line Items]
Definition	Exposure not classified in other definitions
Sensitivity Analysis Trading And Banking Portfolio Others [Member] | Trading Banking Portfolios Scenario 1 [Member]
IfrsStatementLineItems [Line Items]
Total excluding correlation of risk factors	R$ (45)	(41)
Sensitivity Analysis Trading And Banking Portfolio Others [Member] | Trading Banking Portfolios Scenario 2 [Member]
IfrsStatementLineItems [Line Items]
Total excluding correlation of risk factors	(1,115)	(1,016)
Sensitivity Analysis Trading And Banking Portfolio Others [Member] | Trading Banking Portfolios Scenario 3 [Member]
IfrsStatementLineItems [Line Items]
Total excluding correlation of risk factors	R$ (2,230)	R$ (2,031)